Financial results, net (Tables)	12 Months Ended
Dec. 31, 2023
Financial results, net
Schedule of financial results, net

	2023	2022	2021
Interest income	52,680	43,919	17,639
Foreign exchange income	39,772	10,658	1,144
Other financial income (1)	9,146	9,282	9,297
Financial income	101,598	63,859	28,080

Interest expense	(95,185)	(164,288)	(125,533)
Foreign exchange (loss) / income	(203,798)	79,945	112,465
Changes in liability for concessions (2)	(98,480)	(101,488)	(109,103)
Other financial loss (3)	(9,107)	(10,574)	(9,100)
Financial loss	(406,570)	(196,405)	(131,271)

Inflation adjustment	(40,547)	19,459	6,691
Inflation adjustment	(40,547)	19,459	6,691
Financial results, net	(345,519)	(113,087)	(96,500)

(1) Mainly includes gains from other financial assets for a total amount of USD 5,021 for the year ended December 31, 2023 (USD 5,695 and USD 4,990 for the year ended December 31, 2022 and 2021, respectively).

(2) Corresponds mainly to changes in the liabilities of Brazilian concessions due to passage of time and changes in the Brazilian IPCA.

(3)  Includes leases financial cost, see Note 14(ii).